Employee Defined Benefit Obligations - Summary of Reconciliation for Net Defined Benefit Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Net defined benefit asset	$ (26.0)	$ (10.0)
Net defined benefit liability	85.2	68.6
Included in pre-tax profit or loss
Net defined benefit liability asset included in profit or loss	2.0	12.8
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	45.5	18.5
Net defined benefit asset	(26.0)	(10.0)
Acquisitions		16.5
Net defined benefit liability	69.8	55.5
Included in pre-tax profit or loss
Interest expense (income)	0.9	0.6
Past service cost		10.5
Administrative expenses paid by the Plans	1.1	1.7
Net defined benefit liability asset included in profit or loss	2.0	12.8
Included in other comprehensive loss (income)
Return on the plan assets (excluding interest income)	(55.5)	17.4
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(1.9)	(0.8)
Changes in financial assumptions	81.9	(9.3)
Experience adjustments	(4.4)	5.5
Remeasurement loss on net employee defined benefit liability, before tax	20.1	12.8
Effect of movement in exchange rates	(0.8)	1.2
Net defined benefit liability asset included in other comprehensive income	19.3	14.0
Other
Benefits paid		(0.2)
Contributions by employer	(23.0)	(16.1)
Other net defined benefit liability asset	(23.0)	(16.3)
Balance, end of the year	43.8	45.5
Defined benefit obligation [member]
Included in pre-tax profit or loss
Past service cost		10.5
Defined benefit obligation [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	494.3	397.7
Acquisitions		80.9
Included in pre-tax profit or loss
Interest expense (income)	13.0	10.8
Past service cost		10.5
Net defined benefit liability asset included in profit or loss	13.0	21.3
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(1.9)	(0.8)
Changes in financial assumptions	81.9	(9.3)
Experience adjustments	(4.4)	5.5
Remeasurement loss on net employee defined benefit liability, before tax	75.6	(4.6)
Effect of movement in exchange rates	(5.0)	11.5
Net defined benefit liability asset included in other comprehensive income	70.6	6.9
Other
Benefits paid	(14.8)	(12.5)
Other net defined benefit liability asset	(14.8)	(12.5)
Balance, end of the year	563.1	494.3
Fair value of plan assets [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(448.8)	(379.2)
Acquisitions		(64.4)
Included in pre-tax profit or loss
Interest expense (income)	(12.1)	(10.2)
Administrative expenses paid by the Plans	1.1	1.7
Net defined benefit liability asset included in profit or loss	(11.0)	(8.5)
Included in other comprehensive loss (income)
Return on the plan assets (excluding interest income)	(55.5)	17.4
Actuarial (gains) losses arising from:
Remeasurement loss on net employee defined benefit liability, before tax	(55.5)	17.4
Effect of movement in exchange rates	4.2	(10.3)
Net defined benefit liability asset included in other comprehensive income	(51.3)	7.1
Other
Benefits paid	14.8	12.3
Contributions by employer	(23.0)	(16.1)
Other net defined benefit liability asset	(8.2)	(3.8)
Balance, end of the year	$ (519.3)	$ (448.8)